Subsequent Events (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	May 31, 2023	May 29, 2023	Apr. 30, 2023	Apr. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			4,029,021	6,175,771
Non adjusting Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		1,100,000
Price per share		$ 0.70
Office Premises [Member] | Non adjusting Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease term	5 years
Annual lease payment	$ 87
Lease, commencement date	Aug. 01, 2023
Lease, expiration date	Nov. 29, 2028